RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Risks Associated With Entities Activities [Abstract]
Schedule of sensitivity analysis for changes in freight rates
USDm	2019	2018	2017

Decrease in freight rates of USD/day 1,000:
Changes in profit before tax, as of 31 December	-25.3	-24.1	-25.0
Changes in equity, as of 31 December	-25.3	-24.1	-25.0

Schedule of sensitivity analysis, impact of 10 percent per ton increase in bunker prices
USDm	2019	2018	2017

Increase in the bunker prices of 10% per ton:
Changes in profit before tax, as of 31 December	-20.7	-18.3	-15.6
Changes in equity, as of 31 December	-20.7	-18.3	-15.6

Schedule of sensitivity analysis, impact of 10 percent change in exchange rate
USDm	2019	2018	2017

Effect of a 10% increase of DKK and EUR:
Changes in profit before tax, as of 31 December	-2.1	-2.5	-1.7
Changes in equity, as of 31 December	-2.1	-2.5	-1.7

Schedule of sensitivity analysis, impact of 1 percent point increase in interest rate
USDm	2019	2018	2017

Effect of a 1% point increase in interest rates:
Changes in profit before tax, as of 31 December	-2.4	-3.2	-2.5
Changes in equity, as of 31 December	8.0	3.6	6.8